OTHER NON-CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2019
OTHER NON-CURRENT LIABILITIES
Schedule of components of other non-current liabilities

	December 31,
	2018	2019
	Thousand US$	Thousand US$
Financial liabilities designated as fair value through profit or loss
Transaction (a)	1,378	1,394
Transaction (b)	57,487	69,526
Held for trading derivatives not designated in hedge accounting relationships (c)	1,127	1,401
Asset retirement obligation (d)	12,454	10,662
	72,446	82,983

(a)

During the year ended December 31, 2015, three subsidiaries of SSJ, which holds four IPP solar parks, entered into silent partnership agreements with JA Mitsui Lease (the “JAML”). JAML provided approximately  JPY63 million (US$519 thousand) in cash at the inception of the agreements, which amounted to 10% portion of total contributions in each subsidiaries, and in return are entitled to receive return in the next 15 years from the date of agreements based on an amount specified in accordance with formulas in the agreements. The fair value of this instrument is estimated based on the anticipated operating results and cash flows generated by the related solar parks for the contractual period of 15 years. The carrying amount of financial liabilities are US$1,378 thousand and US$1,394 thousand as at December 31, 2018 and 2019 with a loss associated with a change in fair value to the other loss of US$88 thousand in 2018 and other loss of US$73 thousand in 2019. The amount is designated as financial liabilities at FVTPL on initial recognition on the consolidated statements of financial position since the amount and timing of return is variable.

The movement of the balance is as follows:

	2018	2019
	Thousand US$	Thousand US$
As at January 1,	1,253	1,378
Repayment	(2)	(73)
Fair value effect during the year	88	73
Exchange difference	39	16
As at December 31,	1,378	1,394

(b)

On September 18, 2015, the Company’s wholly-owned subsidiary Energy Capital Investment S.a.r.l (“ECI”), and a third party Hudson Solar Cayman, LP (“Hudson”), a private equity and infrastructure firm entered into strategic partnership agreements to fund solar projects in Latin America. As part of this partnership, Hudson will invest US$50 million by way of the convertible notes issued by ECI for the constructions of solar projects in Chile and Uruguay, and then they will receive a 49 percent non-controlling equity in these projects upon their completion if it elects to convert the outstanding principal and interest on the notes into such equity interest. On July 15, 2016, the agreement was amended to change the underlying projects from those in Chile to US. As of December 31, 2018, US$48.2 million has been funded under this arrangement.

JPY 2,300 million and 1,570 million loan agreements
OTHER NON-CURRENT LIABILITIES
Schedule of movement of the balance

The movement of the balance is as follows:

	2018	2019
	Thousand US$	Thousand US$
As at January 1,	1,064	1,117
Fair value effect during the year	30	(20)
Exchange difference	23	13
As at December 31,	1,117	1,110

Schedule of major terms of interest rate swap contracts

The major terms of these contracts are as follows:

Notional amount	Maturity	Swaps
JPY 547,200,000	May 23, 2032	From 6-months JPY TIBOR+2.2% to 3.16%
JPY 1,752,800,000	May 31, 2032	From 6-months JPY TIBOR+ 2.2% to 3.08%
JPY 1,570,000,000	November 30, 2032	From 6-months JPY TIBOR+ 2% to 2.68%

Not designated for hedging Outstanding receive floating pay fixed contracts	Average contracted fixed interest rate		Notional principal value		Fair value liabilities
Japan	2019/12/31	2018/12/31	2019/12/31	2018/12/31	2019/12/31	2018/12/31
	%	%	Thousand	Thousand	Thousand	Thousand
From 2015 to 2032	2.93	2.93	35,604	35,217	1,110	1,117

USD 5.65 million and 20.2 million loan agreements
OTHER NON-CURRENT LIABILITIES
Schedule of movement of the balance	The movement of the balance is as follows:
	2018	2019
	Thousand US$	Thousand US$
As at January 1,	64	10
Repayment	—	—
Fair value effect during the year	(54)	281
As at December 31,	10	291

Schedule of major terms of interest rate swap contracts

The terms of the interest rate swap arrangements have been negotiated to match the terms of the respective designated hedged items. As not met the requirements, hedge accounting has not been applied, accordingly, the fair value changes of the interest rate swaps, which amounted to US$54 thousand gain and US$281 thousand loss was recognized in the other losses for the year ended December 31, 2018 and 2019 respectively.

Notional amount	Maturity	Swaps
US$ 2,000,000	June 30, 2026	From 3-month-US$ Prime H.15 to 6%
US$ 20,200,000 (Note 27)	February 8, 2027	From 3-month-US$ Prime H.15 to 5%

Not designated for hedging Outstanding receive floating pay fixed contracts	Average contracted fixed interest rate		Notional principal value		Fair value liabilities
USA	2019/12/31	2018/12/31	2019/12/31	2018/12/31	2019/12/31	2018/12/31
	%	%	Thousand	Thousand	Thousand	Thousand
From 2014 to 2019	5.09	5.09	22,200	2,000	291	10

JAML silent partnership agreement
OTHER NON-CURRENT LIABILITIES
Schedule of movement of the balance

The movement of the balance is as follows:

	2018	2019
	Thousand US$	Thousand US$
As at January 1,	1,253	1,378
Repayment	(2)	(73)
Fair value effect during the year	88	73
Exchange difference	39	16
As at December 31,	1,378	1,394

Hudson agreement
OTHER NON-CURRENT LIABILITIES
Schedule of movement of the balance

The movement of the balance is as follows:

	2018	2019
	Thousand US$	Thousand US$
As at January 1,	55,426	65,870
Interest addition during the year	6,510	7,488
Fair value effect during the year	8,914	—
Repayment during the year	(4,980)	(3,832)
As at December 31,	65,870	69,526
Less: amounts repayable within one year shown under current liabilities (Note 31)	8,383	—
Amounts shown under non-current liabilities	57,487	69,526